Summary of significant accounting policies - Impact of IFRS 9 (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adoption of IFRS 9
Retained earnings.	$ (3,355)		$ (3,152)	$ (3,093)	$ (2,898)
Trade and other current receivables	1,053		1,274	1,227	709
Other reserves	$ 45		$ (21)	$ 152	$ 169
Increase (decrease) due to application of Ifrs 9, new credit loss model
Adoption of IFRS 9
Retained earnings.		$ (4)
Trade and other current receivables		(4)
Reclassification of gain due to application of Ifrs 9, recognition of changes in currency basis spread | Cross currency interest rate swaps (CCIRS)
Adoption of IFRS 9
Retained earnings.		(4)
Reclassification of gain due to application of Ifrs 9, recognition of changes in currency basis spread | Cash flow hedge reserve | Cross currency interest rate swaps (CCIRS)
Adoption of IFRS 9
Other reserves		15
Reclassification of gain due to application of Ifrs 9, recognition of changes in currency basis spread | Cost of hedging reserve | Cross currency interest rate swaps (CCIRS)
Adoption of IFRS 9
Other reserves		15
Reclassification of loss due to application of Ifrs 9, recognition of changes in currency basis spread | Cross currency interest rate swaps (CCIRS)
Adoption of IFRS 9
Retained earnings.		1
Reclassification of loss due to application of Ifrs 9, recognition of changes in currency basis spread | Cash flow hedge reserve | Cross currency interest rate swaps (CCIRS)
Adoption of IFRS 9
Other reserves		$ (1)